SHARE-BASED COMPENSATION (Details) (USD $)	12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2012 Minimum	Dec. 31, 2012 Options and SARs	Dec. 31, 2011 Options and SARs	Dec. 31, 2010 Options and SARs	Dec. 31, 2012 Options and SARs Minimum	Dec. 31, 2011 Options and SARs Minimum	Dec. 31, 2010 Options and SARs Minimum	Dec. 31, 2012 Options and SARs Maximum	Dec. 31, 2011 Options and SARs Maximum	Dec. 31, 2010 Options and SARs Maximum	Jan. 29, 2001 2001 Plan	Oct. 31, 2012 2007 Plan	Dec. 31, 2012 2007 Plan	Dec. 31, 2012 2007 Plan Options	Dec. 31, 2012 2007 Plan SARs	Dec. 31, 2012 2007 Plan RSUs
SHARE-BASED COMPENSATION
Number of options authorized for issuance to employees (in shares)											36,909,292
Maximum percentage of issued share capital authorized for issuance of share based awards															10.00%
Vesting period													4 years
Percentage of options vesting after one year													25.00%
Vesting period for specific portion of awards													1 year
Period after the first year during which award vests quarterly													3 years
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant													3 months
Maximum term of awards granted under the plan													10 years
Exchange ratio of SARs and options for RSUs												2
Number of awards exchanged (in shares)												692,855
Weighted average assumptions used in the BSM pricing model for grants made
Dividend yield (as a percent)		0.00%	0.00%	0.00%
Expected annual volatility (as a percent)		54.00%	65.00%	62.00%
Risk-free interest rate (as a percent)		0.78%	1.60%	4.00%
Expected life of the awards					5 years 6 months 4 days	6 years 1 month 13 days	6 years 29 days	7 years 7 days	6 years 2 months 1 day	6 years 1 month 13 days
Weighted-average grant date fair value of awards (in dollars per share)		$ 10.13	$ 12.82	$ 4.04
Requisite service period	1 year
Quantity
Outstanding at the beginning of the period (in shares)														14,346,268
Exercised (in shares)														(3,903,880)
Forfeited (in shares)														(258,126)
Cancelled (in shares)														(50,491)
Outstanding at the end of the period (in shares)														10,133,771
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)														$ 4.19
Exercised (in dollars per share)														$ 3.03
Forfeited (in dollars per share)														$ 8.92
Cancelled (in dollars per share)														$ 25.00
Outstanding at the end of the period (in dollars per share)														$ 4.42
Quantity
Outstanding at the beginning of the period (in shares)															797,660
Granted (in shares)															820,000	1,922,028
Exercised (in shares)																(1,562)
Forfeited (in shares)															(58,540)	(48,763)
Cancelled (in shares)															(657,855)
Outstanding at the end of the period (in shares)															901,265	1,871,703
Weighted average exercise price per share
Outstanding at the beginning of the period (in dollars per share)															$ 20.80
Granted (in dollars per share)															$ 20.08
Forfeited (in dollars per share)															$ 20.99
Cancelled (in dollars per share)															$ 20.70
Outstanding at the end of the period (in dollars per share)															$ 20.21